Regulatory Requirements And Capital Ratios (Schedule Of Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 298,321	$ 288,156
Total Capital, Ratio	13.90%	14.10%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	279,106	268,707
Tier I Capital, Ratio	13.00%	13.10%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier I Capital, Average Assets, Amount	279,106	268,707
Tier I Capital, Average Assets, Ratio	9.80%	10.20%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%
City National [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	264,126	262,891
Total Capital, Ratio	12.40%	13.00%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	245,273	243,442
Tier I Capital, Ratio	11.50%	12.00%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier I Capital, Average Assets, Amount	$ 245,273	$ 243,442
Tier I Capital, Average Assets, Ratio	8.70%	9.30%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%